Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2005 Portfolio
March 31, 2022
VIPIFF2005-NPRT1-0522
1.830286.116
Domestic Equity Funds - 7.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	8,254	398,006
VIP Equity-Income Portfolio Investor Class (a)	16,369	419,871
VIP Growth & Income Portfolio Investor Class (a)	18,268	477,527
VIP Growth Portfolio Investor Class (a)	4,543	409,597
VIP Mid Cap Portfolio Investor Class (a)	3,111	116,398
VIP Value Portfolio Investor Class (a)	16,811	308,483
VIP Value Strategies Portfolio Investor Class (a)	9,298	150,717
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,270,018)		2,280,599

International Equity Funds - 15.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	185,793	2,030,715
VIP Overseas Portfolio Investor Class (a)	93,175	2,348,933
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,422,424)		4,379,648

Bond Funds - 58.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	409,967	4,435,839
Fidelity International Bond Index Fund (a)	63,438	603,932
Fidelity Long-Term Treasury Bond Index Fund (a)	60,084	791,913
VIP High Income Portfolio Investor Class (a)	96,137	482,609
VIP Investment Grade Bond Portfolio Investor Class (a)	887,461	10,587,408
TOTAL BOND FUNDS (Cost $17,144,761)		16,901,701

Short-Term Funds - 19.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $5,528,823)	5,528,823	5,528,823

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,366,026)	29,090,771
NET OTHER ASSETS (LIABILITIES) - 0.0%	29
NET ASSETS - 100.0%	29,090,800

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,326,793	552,446	313,470	-	(2,227)	(127,703)	4,435,839
Fidelity International Bond Index Fund	475,255	188,965	33,831	30	(1,059)	(25,398)	603,932
Fidelity Long-Term Treasury Bond Index Fund	873,470	88,424	75,995	4,350	(5,079)	(88,907)	791,913
VIP Contrafund Portfolio Investor Class	462,919	54,869	69,415	4,289	(4,223)	(46,144)	398,006
VIP Emerging Markets Portfolio Investor Class	2,189,325	323,173	207,103	-	(13,689)	(260,991)	2,030,715
VIP Equity-Income Portfolio Investor Class	489,651	45,861	108,618	616	6,871	(13,894)	419,871
VIP Government Money Market Portfolio Investor Class 0.06%	5,765,973	366,240	603,390	239	-	-	5,528,823
VIP Growth & Income Portfolio Investor Class	557,367	50,949	131,749	1,060	35,671	(34,711)	477,527
VIP Growth Portfolio Investor Class	473,451	73,697	82,529	21,916	(6,573)	(48,449)	409,597
VIP High Income Portfolio Investor Class	612,507	20,094	125,439	235	(11,612)	(12,941)	482,609
VIP Investment Grade Bond Portfolio Investor Class	11,429,832	1,022,343	703,392	529,678	(22,522)	(1,138,853)	10,587,408
VIP Mid Cap Portfolio Investor Class	135,837	14,906	22,565	3,114	(1,840)	(9,940)	116,398
VIP Overseas Portfolio Investor Class	2,381,563	402,607	104,895	18,296	(7,054)	(323,288)	2,348,933
VIP Value Portfolio Investor Class	358,807	36,539	87,865	4,614	7,338	(6,336)	308,483
VIP Value Strategies Portfolio Investor Class	175,881	14,508	38,590	1,487	5,493	(6,575)	150,717
	30,708,631	3,255,621	2,708,846	589,924	(20,505)	(2,144,130)	29,090,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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